Concentration of Major Customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Net [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	3	1
Accounts Receivable [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	3	1
Major Customer One [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk, percentage	31.00%	100.00%
Major Customer One [Member] | Accounts Receivable [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk, percentage	45.00%	62.00%
Major Customer Two [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk, percentage	21.00%
Major Customer Two [Member] | Accounts Receivable [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk, percentage	20.00%
Major Customer Three [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk, percentage	12.00%
Major Customer Three [Member] | Accounts Receivable [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk, percentage	17.00%